Organization and Description of Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 23, 2021	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation					Jul. 24, 2008	Jul. 24, 2008
Proceeds from initial public offering, net of issuance costs					$ 71,997
Proceeds from issuance of common stock, net of underwriters discount and commissions					$ 71,997
Reverse stock split, description					effect a reverse split of shares of the Company’s common stock on an one-for-16.37332 basis, which was effected on April 16, 2021 (the “Reverse Stock Split”). The number of authorized shares and the par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the Reverse Stock Split. In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding redeemable convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split.
Proceeds from issuance or sale of equity, debt and warrants					$ 214,500
Cash				$ 60,948	60,948	$ 7,095	$ 37,001
Retained Earnings (Accumulated Deficit)				(165,035)	(165,035)	(138,262)	$ (92,464)
Cash						7,100
Cash used in operations						$ 39,200
Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of redeemable convertible preferred stock to common stock upon initial public offering, Shares	12,605,800
Common shares exercised	61,515
Common Stock | Avenue Venture Opportunities Fund L P
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of warrant, shares converted	107,663
Warrant to Purchase Common Stock [Member] | Avenue Venture Opportunities Fund L P
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of warrant, shares converted	1,987,348
Convertible Notes [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of redeemable convertible preferred stock to common stock upon initial public offering, Shares			559,585
Conversion of convertible notes, amout converted			$ 7,500
Discount of initial public offering price			10.00%
Initial public offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering, net of underwriters' discounts and commissions, Shares	5,333,334
Shares price per share	$ 15.00
Proceeds from initial public offering, net of issuance costs	$ 72,000	$ 72,000
Payments of stock issuance offering costs	2,400
Payment of underwriting discounts, commissions	5,600
Proceeds from issuance of common stock, net of underwriters discount and commissions	$ 72,000	$ 72,000
Conversion of convertible notes, amout converted				127,168
Remaining borrowing capacity				$ 50,000	$ 50,000